EMPLOYEE BENEFITS PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Note 12. EMPLOYEE BENEFITS PLANS

Note 12. EMPLOYEE BENEFITS PLANS

The Company employs both union and non-union employees and maintains several benefit plans.

Union

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355, EIN 11-1772919 (the "Union").  The contract expires on December 31, 2015. Medical benefits for union employees are provided through a policy with Insperity, the costs of which are substantially borne by the Company. In addition, the Company is obligated to make contributions for union dues and a security fund (defined contribution plan) for the benefit of each union employee. Contributions to the security fund amounted to $267,000 and $282,000 for the years ended December 31, 2012 and 2011, respectively.

The Company adopted ASU No. 2011-09, "Compensation - Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer's Participation in a Multiemployer Plan" ("ASU 2011-09"). ASU 2011-09 requires additional disclosures about an employer's participation in a multiemployer pension plan.  Previously, disclosures were limited primarily to the historical contributions made to the plans. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans.  For public entities, ASU 2011-09 was effective for annual periods for fiscal years ending after December 15, 2011.  ASU 2011-09 is applied retrospectively for all prior periods presented.  The Union’s retirement plan is a defined contribution plan.  As such, the Company is not responsible for the obligations of other companies in the Union’s retirement plan and no further disclosures are required. The adoption of ASU 2011-09 did not have a material impact on the Company's consolidated financial statements.

Others

All Company employees including those in the Union are covered under a co-employment agreement with Insperity.

The Company has two defined contribution plans under Section 401(k) of the Internal Revenue Code (the "Plans"). Pursuant to the Plans, qualified employees may contribute a percentage of their pretax eligible compensation to the Plan. The Company does not match any contributions that employees may make to either Plan.